Parent Company Only Financial Information [Text Block] (Tables) - MUFG [Member]	12 Months Ended
Mar. 31, 2018
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	As of March 31,
	2017	2018
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥158,603	¥114,784
Investments in subsidiaries and affiliated companies	15,798,922	16,720,286
Banking subsidiaries	11,961,515	12,638,315
Non-banking subsidiaries and affiliated companies	3,837,407	4,081,971
Loans to subsidiaries	3,419,961	5,072,330
Banking subsidiaries	3,278,961	4,885,830
Non-banking subsidiaries	141,000	186,500
Other assets	97,742	166,514

Total assets	¥19,475,228	¥22,073,914

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,667,063	¥1,600,179
Long-term debt from non-banking subsidiaries and affiliated companies	261,586	264,332
Long-term debt	3,433,423	5,088,478
Other liabilities	127,624	150,743

Total liabilities	5,489,696	7,103,732

Total shareholders’ equity	13,985,532	14,970,182

Total liabilities and shareholders’ equity	¥19,475,228	¥22,073,914

Condensed Statements of Income [Table Text Block]

Condensed Statements of Income

	Fiscal years ended March 31,
	2016	2017	2018
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥574,118	¥608,504	¥576,332
Banking subsidiaries	501,788	535,512	487,491
Non-banking subsidiaries and affiliated companies	72,330	72,992	88,841
Management fees from subsidiaries	24,388	26,095	26,073
Interest income from subsidiaries	8,043	48,665	80,670
Foreign exchange gains—net	36,715	3,614	24,726
Trading account losses—net	(7,907)	(41,279)	(26,749)
Other income	975	1,427	1,508

Total income	636,332	647,026	682,560

Expense:
Operating expenses	23,074	25,692	26,016
Interest expense to subsidiaries and affiliated companies	26,553	28,867	31,426
Interest expense	3,429	35,689	65,068
Other expense	1,788	2,554	1,791

Total expense	54,844	92,802	124,301

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	216,632	(362,899)	672,421

Income before income tax expense (benefit)	798,120	191,325	1,230,680
Income tax expense (benefit)	(4,212)	(11,355)	2,520

Net income	¥802,332	¥202,680	¥1,228,160

Condensed Statements of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2016(1)	2017(1)	2018
	(in millions)
Operating activities:
Net income	¥802,332	¥202,680	¥1,228,160
Adjustments and other	(158,564)	371,901	(799,571)

Net cash provided by operating activities	643,768	574,581	428,589

Investing activities:
Proceeds from sales of investment in affiliated companies	—	1,574	—
Purchase of equity investment in subsidiaries and an affiliated company	—	(91,877)	(53,000)
Net increase in loans to subsidiaries	(1,433,700)	(1,802,664)	(1,682,576)
Other—net	(3,135)	(2,659)	(4,361)

Net cash used in investing activities	(1,436,835)	(1,895,626)	(1,739,937)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(84,959)	(32,412)	(41,402)
Proceeds from issuance of long-term debt	1,432,755	1,808,672	1,872,986
Repayment of long-term debt	(22)	(20)	(112,184)
Repayment of long-term debt to affiliated companies	—	(1,136)	(1,090)
Proceeds from sales of treasury stock	2	1	1
Payments for acquisition of treasury stock	(200,053)	(200,028)	(200,038)
Dividends paid	(251,497)	(246,564)	(241,067)
Other—net	(14,366)	(9,333)	(9,677)

Net cash provided by financing activities	881,860	1,319,180	1,267,529

Net increase (decrease) in cash and cash equivalents	88,793	(1,865)	(43,819)
Cash and cash equivalents at beginning of fiscal year	71,675	160,468	158,603

Cash and cash equivalents at end of fiscal year	¥160,468	¥158,603	¥114,784

Note:

(1)	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.